Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 4,828,273	$ 5,029,535
Work in process	8,742,220	8,586,643
Finished goods	144,876	146,781
Inventories, gross	13,715,369	13,762,959
Less: write-down of inventories
Inventories	$ 13,715,369	$ 13,762,959